Document and Entity Information	12 Months Ended
Dec. 31, 2010
Document and Entity Information
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2010
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Entity Registrant Name	NICE SYSTEMS LTD
Entity Central Index Key	0001003935
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	63,390,508
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

Consolidated Balance Sheets (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS:
Cash and cash equivalents	$ 109,526	$ 214,811
Short-term bank deposits		40,227
Marketable securities	242,593	68,623
Trade receivables (net of allowance for doubtful accounts of $ 6,039 and $ 4,102 at December 31, 2009 and 2010, respectively)	99,257	102,147
Other receivables and prepaid expenses	31,924	23,887
Inventories	10,861	14,445
Deferred tax assets	6,798	8,181
Total current assets	500,959	472,321
LONG-TERM ASSETS:
Marketable securities	311,081	224,828
Other long-term assets	31,118	29,314
Property and equipment, net	22,014	22,052
Other intangible assets, net	141,632	156,664
Goodwill	527,614	494,498
Total long-term assets	1,033,459	927,356
Total assets	1,534,418	1,399,677
CURRENT LIABILITIES:
Trade payables	20,019	26,342
Accrued expenses and other liabilities	307,031	261,519
Total current liabilities	327,050	287,861
LONG-TERM LIABILITIES:
Accrued severance pay	24,776	22,979
Deferred tax liabilities	19,705	25,899
Other long-term liabilities	2,127	184
Total long-term liabilities	46,608	49,062
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 1 par value: Authorized: 125,000,000 shares at December 31, 2009 and 2010; Issued and outstanding: 61,958,508 and 63,384,481 shares at December 31, 2009 an 2010, respectively	15,875	15,492
Additional paid-in capital	939,064	892,139
Accumulated other comprehensive income	10,576	8,585
Retained earnings	195,245	146,538
Total shareholders' equity	1,160,760	1,062,754
Total liabilities and shareholders' equity	$ 1,534,418	$ 1,399,677

Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 ILS	Dec. 31, 2009 USD ( $)	Dec. 31, 2009 ILS
Consolidated Balance Sheets
Trade receivables, allowance for doubtful accounts	$ 4,102		$ 6,039
Ordinary shares, par value		1		1
Ordinary shares, authorized	125,000,000	125,000,000	125,000,000	125,000,000
Ordinary shares, issued	63,384,481	63,384,481	61,958,508	61,958,508
Ordinary shares, outstanding	63,384,481	63,384,481	61,958,508	61,958,508

Consolidated Statements of Income (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues:
Products	$ 325,429	$ 281,783	$ 351,680
Services	364,022	301,332	272,482
Total revenues	689,451	583,115	624,162
Cost of revenues:
Products	107,190	88,030	95,861
Services	161,885	149,175	142,885
Total cost of revenues	269,075	237,205	238,746
Gross profit	420,376	345,910	385,416
Operating expenses:
Research and development, net	97,083	77,382	78,445
Selling and marketing	178,407	141,526	147,879
General and administrative	76,345	72,791	97,378
Amortization of acquired intangibles	19,489	16,012	14,493
Settlement and related expenses			9,870
Total operating expenses	371,324	307,711	348,065
Operating income	49,052	38,199	37,351
Financial income and other, net	8,981	7,597	11,236
Income before taxes on income	58,033	45,796	48,587
Taxes on income	9,326	3,040	9,480
Net income	$ 48,707	$ 42,756	$ 39,107
Net earnings per share:
Basic	$ 0.78	$ 0.7	$ 0.65
Diluted	$ 0.76	$ 0.68	$ 0.64

Statements of Changes in Shareholders' Equity (USD $) In Thousands	Share capital [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Retained earnings [Member]	Total comprehensive income [Member]	Total
Balance at Dec. 31, 2007	$ 14,801	$ 811,250	$ 13,068	$ 64,675		$ 903,794
Issuance of shares of ESPP	5	526				531
Exercise of share options	290	14,430				14,720
Stock-based compensation		25,321				25,321
Tax benefit in respect of offering expenses		892				892
Excess tax benefit (shortfall) from share-based payment arrangements		638				638
Restricted shares vesting in respect of Actimize acquisition	61	169				230
Comprehensive income:
Foreign currency translation adjustments			(14,405)		(14,405)	(14,405)
Unrealized gains (losses) on marketable securities, net			1,432		1,432	1,432
Unrealized gains (losses) on derivative instruments, net			(1,438)		(1,438)	(1,438)
Net income				39,107	39,107	39,107
Total comprehensive income					24,696
Balance at Dec. 31, 2008	15,157	853,226	(1,343)	103,782		970,822
Issuance of shares of ESPP	5	370				375
Exercise of share options	303	19,267				19,570
Stock-based compensation		18,237				18,237
Excess tax benefit (shortfall) from share-based payment arrangements		969				969
Restricted shares vesting in respect of Actimize acquisition	27	70				97
Comprehensive income:
Foreign currency translation adjustments			7,415		7,415	7,415
Unrealized gains (losses) on marketable securities, net			2,206		2,206	2,206
Unrealized gains (losses) on derivative instruments, net			307		307	307
Net income				42,756	42,756	42,756
Total comprehensive income					52,684
Balance at Dec. 31, 2009	15,492	892,139	8,585	146,538		1,062,754
Issuance of shares of ESPP	4	432				436
Exercise of share options	364	25,409				25,773
Stock-based compensation		21,054				21,054
Excess tax benefit (shortfall) from share-based payment arrangements		(18)				(18)
Restricted shares vesting in respect of Actimize acquisition	15	48				63
Comprehensive income:
Foreign currency translation adjustments			135		135	135
Unrealized gains (losses) on marketable securities, net			(1,001)		(1,001)	(1,001)
Unrealized gains (losses) on derivative instruments, net			2,857		2,857	2,857
Net income				48,707	48,707	48,707
Total comprehensive income					50,698
Balance at Dec. 31, 2010	$ 15,875	$ 939,064	$ 10,576	$ 195,245		$ 1,160,760

Statements of Changes in Shareholders' Equity (Parenthetical) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Statements of Changes in Shareholders' Equity
Accumulated other comprehensive income (loss), foreign currency translation adjustments	$ 5,731	$ 5,596	$ (1,819)
Accumulated other comprehensive income (loss), unrealized gains on marketable securities, net ot tax	2,637	3,638	1,432
Accumulated other comprehensive income (loss), unrealized gains (losses) on derivative instruments, net of tax	$ 2,208	$ (649)	$ (956)

Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Cash flows from operating activities:
Net income	$ 48,707		$ 42,756		$ 39,107
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	57,110		47,217		42,740
Stock-based compensation	21,054		18,237		25,321
Excess tax shortfall (benefit) from share-based payment arrangements	18		(969)		(638)
Accrued severance pay, net	(1,015)		(1,534)		1,506
Amortization of premium and accrued interest on marketable securities	328		1,656		1,504
Loss (gain) on marketable securities, net	(1,197)		(823)		4,924
Deferred taxes, net	(4,862)		(6,984)		(5,554)
Decrease (increase) in trade receivables, net	6,344		8,898		(232)
Decrease (increase) in other receivables and prepaid expenses	(4,200)		(2,265)		80
Decrease (increase) in inventories	3,546		(531)		(935)
Increase (decrease) in trade payables	(7,136)		1,536		189
Increase in accrued expenses and other liabilities	25,913		12,039		28,057
Other	410		453		(359)
Net cash provided by operating activities	145,020		119,686		135,710
Cash flows from investing activities:
Purchase of property and equipment	(11,704)		(8,851)		(15,454)
Proceeds from sale of property and equipment	13		70		20
Investment in marketable securities	(387,988)		(197,499)		(231,057)
Proceeds from maturity of marketable securities	66,635		140,396		64,725
Proceeds from sale and call of marketable securities	69,933		57,394		111,826
Investment in short-term bank deposits			(110,021)		(64,448)
Proceeds from short-term bank deposits	40,029		134,473		39,095
Capitalization of software development costs	(1,311)		(1,315)		(1,278)
Purchase of intangible assets			(1,000)		(3,533)
Receipt upon the realization of investment in an affiliate					964
Net cash used in investing activities	(276,660)		(71,279)		(120,819)
Cash flows from financing activities:
Proceeds from issuance of shares upon exercise of options and ESPP	25,984		19,948		15,282
Excess tax benefit (shortfall) from share-based payment arrangements	(18)		969		638
Net cash provided by financing activities	25,966		20,917		15,920
Effect of exchange rate changes on cash	389		1,111		(3,054)
Increase (decrease) in cash and cash equivalents	(105,285)		70,435		27,757
Cash and cash equivalents at the beginning of the year	214,811		144,376		116,619
Cash and cash equivalents at the end of the year	109,526		214,811		144,376
Supplemental disclosure of cash flows activities:
Income taxes	9,988		5,554		2,499
Interest	28		36		52
Acquisition of Fortent [Member]
Cash flows from investing activities:
Payment for the acquisition	(300)	[1]	(72,700)	[1]
Acquisition of Orsus [Member]
Cash flows from investing activities:
Payment for the acquisition	(21,456)	[1]
Acquisition of e-Glue [Member]
Cash flows from investing activities:
Payment for the acquisition	(25,506)	[1]
Other acquisitions [Member]
Cash flows from investing activities:
Payment for the acquisition	$ (5,005)		$ (12,226)		$ (21,679)

[1]	See Cash Flows (Parenthetical)

Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010 Acquisition of Fortent [Member]		Dec. 31, 2009 Acquisition of Fortent [Member]		Dec. 31, 2008 Acquisition of Fortent [Member]	Dec. 31, 2010 Acquisition of Orsus [Member]		Dec. 31, 2009 Acquisition of Orsus [Member]	Dec. 31, 2008 Acquisition of Orsus [Member]	Dec. 31, 2010 Acquisition of e-Glue [Member]		Dec. 31, 2009 Acquisition of e-Glue [Member]	Dec. 31, 2008 Acquisition of e-Glue [Member]
Working capital deficit (excluding cash and cash equivalents)			$ (9,796)			$ (382)				$ (3,538)
Severance pay fund						458				127
Property and equipment			1,302			96				306
Long-term deposits										48
Long-term other receivables and prepaid expenses			536
Long-term deferred tax assets			5,746							876
Other intangible assets			35,000			14,331				11,000
Goodwill			40,212			7,495				22,576
Accrued severance pay						(542)				(257)
Long-term deferred tax liabilities										(59)
Business acquisition, less cash received from opening balance of entity acquired			73,000							31,079
Add -amount due from e-Glue shareholders										269
Less - accrued earn out payment										(5,842)
Add (less) - (accrued) acquisition costs (payment)	300		(300)
Payment for acquisition	$ 300	[1]	$ 72,700	[1]		$ 21,456	[1]			$ 25,506	[1]

[1]	See Cash Flows (Parenthetical)

General	12 Months Ended
Dec. 31, 2010
General
General
NOTE 1:-	GENERAL

a.        General:

NICE Systems Ltd. ("NICE") and subsidiaries (collectively - "the Company") is a worldwide leader of intent-based solutions that capture and analyze interactions and transactions, realize intent, and extract and leverage insights to deliver impact in real time. Across the Company's businesses, its solutions capture unstructured data from various customer touch points, financial transaction channels and security related sensors. Through cross-channel analytics capabilities, the intent that underlies the data is revealed and insights are delivered to the organization. The Company's real-time impact solutions drive personalized response to these insights during the interaction, transaction or event, taking into account the specific context. The Company's solutions enable organizations to improve business performance, increase operational efficiency, prevent financial crime, ensure compliance, and enhance safety and security. The Company's offerings for the enterprise, financial crime and security sectors serve three main needs: improving business performance, decreasing financial risk, and enhancing safety and security. The Company's solutions capture interactions, transactions and data from multiple sources, systems and sensors, including telephones, emails, video, radio, geo-location, web and more. They provide valuable insight about the business or security situation by applying real-time, cross-channel analytics to realize the intent of customers, and criminals such as terrorists or fraudsters, to enable proactive response for real-time impact. The Company serves organizations in the enterprise, financial crime and security sectors representing a variety of sizes and industries. The Company's enterprise customers span a variety of industries, such as financial services, telecommunications, healthcare, outsourcers, retail, media, travel, service providers, utilities and others. The Company's financial crime solutions primarily serve financial services organizations. The Company's security solutions are tailored to protect city centers, transportation systems, critical infrastructure, enterprise campuses and more.

The Company's markets are located primarily in North America, Europe, the Middle East and Africa ("EMEA") and Asia Pacific ("APAC").

The Company depends on a limited number of contract manufacturers for producing its products. If any of these manufacturers becomes unable or unwilling to continue to manufacture or fails to meet the quality or delivery requirements needed to satisfy the Company's customers, it could result in the loss of sales, which could adversely affect the Company's results of operations and financial position.

The Company relies upon a number of independent distributors to market, sell and service its products in certain markets. If the Company is unable to effectively manage and maintain relationships with its distributors, or to enter into similar relationships with others, its ability to market and sell its products in these markets will be adversely affected. In addition, a loss of a major distributor, or any event negatively affecting such distributor's financial condition, could cause a material adverse effect on the Company's results of operations and financial position.

    As for major customer data, see Note 15c.

b.	Acquisitions:

1.
Acquisition of Quality Plus Group Ltd.:

On April 8, 2008, the Company acquired certain assets, shares and business from Quality Plus Group Ltd., a UK-based value-added distributor of NICE's contact center solutions, and its affiliates ("QPC") for  $ 12,587 in cash (including acquisition costs). The business acquired includes the sale, distribution, service, support, maintenance and development of workforce management solutions and associated services as conducted by QPC in the UK, Sweden and Australia. With the acquisition of QPC, the Company expanded its customer base and presence in the UK, Sweden and Australia and expanded and strengthened the Company's support organization in these regions. The acquisition was accounted for by the acquisition method and accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed of QPC. The results of the QPC operations have been included in the consolidated financial statements since April 8, 2008. The Company recorded customer relationships and goodwill in the amounts of  $ 12,000 and  $ 5,524, respectively.

2.
Acquisition of certain assets and liabilities of AVT Systems Limited:

On April 28, 2008, the Company completed the acquisition of certain assets of AVT Systems Limited ("AVT"), for  $ 6,186 in cash (including acquisition costs). The business acquired includes the sale, distribution, service, maintenance and support of NICE voice recording solutions (hardware and software and associated services) in the United Kingdom. With the acquisition of AVT, the Company expanded its customer base and presence in the UK financial sector and expanded and strengthened the Company's support organization in the UK. The acquisition was accounted for by the acquisition method and accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed of AVT. The results of the AVT operations have been included in the consolidated financial statements since April 28, 2008. The Company recorded customer relationships and goodwill in the amounts of  $ 3,838 and  $ 3,478, respectively.

3.
Acquisition of Syfact:

On June 17, 2009, the Company completed the acquisition of Syfact, for  $ 4,425 in cash. The acquired business provides innovative investigative case management solutions, best practice and technologies that simplify and enrich the most complex fraud, money laundering, customer due diligence and corporate security investigations. The acquisition was accounted for by the acquisition method and accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed of Syfact. The results of the Syfact operations have been included in the consolidated financial statements since June 15, 2009. The Company recorded customer relationships, technology and goodwill in the amounts of  $ 2,361,  $ 142 and  $ 1,758, respectively.

4.
Acquisition of Fortent:

On August 31, 2009, the Company completed the acquisition of all of the outstanding shares of certain subsidiaries of Fortent Inc. ("Fortent"), for total consideration of  $ 73,000 in cash. Fortent is a leading provider of analytics based Anti-Money Laundering and financial crime prevention software solutions for the financial services industry.

The acquisition of Fortent allows NICE to offer its customers and partners a more extensive product portfolio in the industries in which NICE operates. Fortent is a leading vendor known for its anti-money laundering deployments and expertise within the world's tier-one financial institutions and for its advanced statistical profiling analytics technology. The factors that resulted in recognition of goodwill in connection with the acquisition included the strength of the Company's position in the market and comprehensive integrated platform offering for risk and financial crime solution.

The acquisition was accounted for by the acquisition method and accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed of Fortent. The results of the Fortent operations have been included in the consolidated financial statements since August 31, 2009.

Revenues of Fortent for the period since the acquisition date through December 31, 2009, which are included in the consolidated financial statements amounted to  $ 5,249.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Cash	$144
Trade receivables	2,253
Other receivables and prepaid expenses	1,881
Property and equipment	1,302
Long-term trade receivables	536
Long-term deferred tax assets, net	5,746
Trade name	460
Core technology	14,300
In-process research and development ("IPR&D")	1,440
Customer relationships	18,800
Goodwill	40,212

Total assets acquired	87,074

Trade payables	(1,488)
Accrued expenses and other liabilities	(9,846)
Short-term deferred tax liabilities	(2,596)

Total liabilities assumed	(13,930)

Net assets acquired	$73,144

In performing the purchase price allocation, management considered, among other factors, analyses of historical financial performance, highest and best use of the acquired assets and estimates of future performance of Fortent's products. The fair value of intangible assets was based on market participant approach using an income approach.

Trade name, core technology and customer relationships in the amount of  $ 33,560 are amortized at an annual weighted average rate of 19%.

IPR&D in the amount of  $ 1,440 represents incomplete research and development projects that have not reached technological feasibility and have no alternative future use as of the date of the acquisition.  Upon completion of development, the acquired IPR&D will be considered finite-lived assets and will be amortized accordingly.

5.
Acquisition of Hexagon:

On August 31, 2009, the Company acquired all of the outstanding shares of Hexagon System Engineering Ltd. ("Hexagon"), for  $ 7,767 in cash. The acquired business provides cellular location tracking technology which enables law enforcement, internal security and intelligence agencies to fight crime and terror more effectively.

The acquisition was accounted for by the acquisition method and accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed of Hexagon. The results of the Hexagon operations have been included in the consolidated financial statements since August 31, 2009. The Company recorded technology and goodwill in the amounts of  $ 5,391 and  $ 3,379, respectively.

Under the terms of the acquisition agreement, additional contingent consideration of up to  $ 2,500 in cash will be paid to the selling shareholders of Hexagon based on services rendered to the Company by the selling shareholders over two years. In accordance with ASC 805, the contingent consideration was recorded as prepaid expenses to be recognized over the employment period rather than as part of the purchase price.

6.
Acquisition of Orsus:

On January 11, 2010, the Company completed the acquisition of certain assets of Orsus Solutions Ltd. ("Orsus"), for total consideration of  $ 21,456 in cash. Orsus is a leading provider of security management software solutions. Orsus' situator is a situation management software platform that enables situation planning, response and analysis for security, safety and emergency markets. The integration of Orsus' solution with the Company's security offering enhances the Company's leadership position in the security market and enables the Company to provide a comprehensive pre-integrated portfolio of security management solutions tailored to protect city centers, transportation systems, critical infrastructure, and enterprise campuses.

Under the purchase agreement, the Company assumed the unvested options of Orsus and converted them into NICE options and restricted stock units ("RSUs"), based on the agreed exchange ratio. Part of the options assumed will vest over 4 years, as follows: (i) 25% shall vest and become exercisable at the lapse of a 12 month period from the closing date, and (ii) the balance thereof shall vest on a quarterly basis during the 36 months period thereafter, such that 6.25% shall vest and become exercisable at the lapse of each quarter. The remaining options assumed will vest as follows: 50% of the options shall vest 12 months after the closing date and the remaining shall vest at the lapse of 6 months thereafter. In accordance with ASC 805-30-30-12 the Company measured the fair value of the assumed options and RSUs on the closing date and recorded compensation expenses over the requisite post-combination service period.

The acquisition was accounted for by the acquisition method and accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed of Orsus. The results of the Orsus operations have been included in the consolidated financial statements since January 11, 2010. The Company recorded trademark of  $ 10, core technology of  $ 7,974, customer relationships of  $ 6,347 and goodwill of  $ 7,495.

7.
Acquisition of Lamda:

On May 25, 2010, the Company completed the acquisition of Lamda Communication Networks Ltd. ("Lamda"), for  total consideration of  $ 6,927, comprised of  $ 4,996 in cash and  $ 1,931 representing the fair value of a potential earn out based on performance milestones amounting to a maximum additional payment of  $ 3,000. The addition of Lamda's satellite communication interception technology enhances the Company's existing capabilities and complement the current offering of advanced applications such as monitoring, traffic analysis and voice analytics. The acquisition was accounted for by the acquisition method and accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed of Lamda. The results of the Lamda operations have been included in the consolidated financial statements since May 25, 2010. The Company recorded technology and goodwill in the amounts of  $ 5,092 and  $ 2,330, respectively.

8.
Acquisition of e-Glue:

On July 15, 2010, the Company completed the acquisition of all of the outstanding shares of e-Glue Software Technologies Inc. and its subsidiaries ("e-Glue"), a leading provider of Real-Time decisioning and agent guidance solutions for an aggregate consideration of  $ 31,383. The total purchase price of e-Glue was composed of the following:

Cash	$25,810
Amount due from shareholders	(269)
Fair value of earn out *)	5,842

Total purchase price	$31,383

*)	Represents fair value of potential earn out based performance milestones amounting to maximum of $ 6,000. Subsequent to the balance sheet date, the Company paid the earn out payment.

The acquisition of e-Glue expands the Company's position as the industry leader in the enterprise sector as it further increases the Company's core contact center business applications and back office offering.  e-Glue's capabilities of process automation, real-time monitoring and guidance extends the Company's ability to address workforce efficiency, effectiveness, and compliance adherence in back office operation. The value of goodwill is attributed to synergies between the NICE SmartCenter portfolio and e-Glue's products and services.

The acquisition was accounted for by the acquisition method and accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed of e-Glue. The results of the e-Glue operations have been included in the consolidated financial statements since July 14, 2010.

Under the purchase agreement, the Company assumed the unvested options and RSUs of e-Glue and converted them into NICE options and RSUs at par value, based on the agreed exchange ratio. Under the term of the options and RSUs, 33% of the options and RSUs granted will become exercisable on each of the first, second and third anniversaries from the date of closing. In accordance with ASC 805-30-30-12 the Company measured the fair value of the assumed options and RSUs on the closing date and recorded compensation expenses over the requisite post-combination service period.

Under the terms of the acquisition agreement, additional contingent consideration of  $ 1,000 in cash will be paid to e-Glue's employees based on services rendered to the Company. The funds will be released to the employees as follows: 25% shall vest and be released one year after closing and the remainder shall vest and be released on December 31, 2011. In accordance with ASC 805, the contingent consideration will be recognized over the employment period rather than as part of the purchase price.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Cash	$304
Trade receivables	2,931
Other receivables and prepaid expenses	70
Current deferred tax assets	305
Property and equipment	306
Long-term deposits	48
Severance pay fund	127
Long-term deferred tax assets	876
Core technology	8,600
Non-compete agreement	100
Customer relationships	2,300
Goodwill	22,576

Total assets acquired	38,543

Trade payables	(839)
Accrued expenses and other liabilities	(4,383)
Deferred revenues	(1,108)
Current deferred tax liabilities	(514)
Long-term deferred tax liabilities	(59)
Accrued severance pay	(257)

Total liabilities assumed	(7,160)

Net assets acquired	$31,383

In performing the purchase price allocation, management considered, among other factors, analyses of historical financial performance, highest and best use of the acquired assets and estimates of future performance of e-Glue's products. The fair value of intangible assets was based on market participant approach using an income approach.

Core technology, non-compete agreement and customer relationships in the amount of  $ 11,000 are amortized at an annual weighted average rate of 20%.

Revenues of e-Glue for the period since the acquisition date through December 31, 2010, which are included in the consolidated financial statements, amounted to  $ 1,271.

9.
Unaudited pro forma condensed results of operations:

The following represents the unaudited pro forma condensed results of operations for the years ended December 31, 2009 and 2010 assuming that the acquisitions of Orsus, Lamda and e-Glue occurred on January 1, 2009 and 2010. The pro forma information is not necessarily indicative of the results of operations that would have actually occurred had the acquisitions been consummated on those dates, nor does it purport to represent the results of operations for future periods.

	Year ended December 31,	Year ended December 31,
	2009	2010
	Unaudited	Unaudited

Revenues	$588,277	$690,787

Net income	$28,590	$34,925

Basic net earnings per share	$0.47	$0.56

Diluted net earnings per share	$0.46	$0.54

10.	Acquisition costs for the years ended December 31, 2009 and 2010 amounted to $ 4,069 and $ 1,854, respectively, and were included in general and administrative expenses.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Significant Accounting Policies
Significant Accounting Policies
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements were prepared in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP").

a.
Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.
Financial statements in United States dollars:

The currency of the primary economic environment in which the operations of NICE and certain subsidiaries are conducted is the U.S. dollar ("dollar"); thus, the dollar is the functional currency of NICE and certain subsidiaries.

NICE and certain subsidiaries' transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of income as financial income or expenses, as appropriate.

For those subsidiaries whose functional currency has been determined to be their local currency, assets and liabilities are translated at year-end exchange rates and statement of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss) in shareholders' equity.

c.	Principles of consolidation:

 Intercompany transactions and balances have been eliminated upon consolidation.

d.	Cash equivalents: Cash equivalents are short-term unrestricted highly liquid investments that are readily convertible into cash, with original maturities of three months or less at acquisition.

e.	Short-term bank deposits:

 Bank deposits with maturities of more than three months but less than one year are included in short-term bank deposits.

                            f.              Marketable securities:

The Company accounts for investments in debt securities in accordance with ASC 320, "Investments - Debt and Equity Securities". Management determines the appropriate classification of its investments in debt securities at the time of purchase and re-evaluates such determinations at each balance sheet date.

Marketable securities classified as "available-for-sale" are carried at fair value, based on quoted market prices. Unrealized gains and losses are reported in a separate component of shareholders' equity in accumulated other comprehensive income (loss). Gains and losses are recognized when realized, on a specific identification basis, in the Company's consolidated statements of income.

On April 1, 2009, the Company adopted the updated guidance as codified in ASC 320-10-65 that changed the impairment and presentation model for its available for sale debt securities. Under the updated impairment model, other-than-temporary impairment loss is recognized in earnings if the entity has the intent to sell the debt security, or if it is more likely than not that it will be required to sell the debt security before recovery of its amortized cost basis. However, if an entity does not expect to sell a debt security, it still needs to evaluate expected cash flows to be received and determine if a credit loss exists. In the event of a credit loss, only the amount of impairment associated with the credit loss is recognized currently in earnings. Amounts relating to factors other than credit losses are recorded in other comprehensive income (loss), net of taxes. The adoption of the updated guidance had no impact on the Company's consolidated financial position, results of operations or cash flows.

                            g.            Inventories:

Inventories are stated at the lower of cost or market value. The cost of raw materials is determined by the "standard cost" method, and the cost of finished goods on the basis of costs charged by third party manufacturer. The cost of work-in-progress related to long-term contracts includes materials, subcontractors and other direct costs.

Inventory write-downs are provided to cover risks arising from slow-moving items, technological obsolescence, excess inventories, and discontinued products and for market prices lower than cost, if any. At the point of the loss recognition, a new lower cost basis for that inventory is established. In addition, the Company records a liability for firm non-cancelable and unconditional purchase commitments with contract manufacturers for quantities in excess of the Company's future demands forecast consistent with its valuation of excess and obsolete inventory. Inventory write-downs for 2008, 2009 and 2010 were  $ 130,  $ 1,586 and  $ 1,203, respectively, and have been included in cost of revenues.

h.	Property and equipment, net:

 Property and equipment are stated at cost, net of accumulated depreciation.

 Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	6 - 20

Leasehold improvements are amortized by the straight-line method over the term of the lease (including option terms) or the estimated useful life of the improvements, whichever is shorter.

i.	Other intangible assets, net:

 Intangible assets are amortized over their estimated useful lives using the straight-line method, at the following weighted average annual rates:

%

Capitalized software development costs (see m below)	33
Core technology	18
Trademarks	22
Customer relationships and distribution network	14

In connection with business combinations consummated through December 31, 2008, amounts assigned to intangible assets to be used in a particular research and development project that have not reached technological feasibility and have no alternative future use were charged to In Process Research and Development write off at the acquisition date. Commencing January 1, 2009, acquired IPR&D is no longer being expensed on acquisition, but capitalized and assessed for impairment at least annually until the completion of development and afterwards is amortized over its useful life. No impairment loss was identified in 2010.

j.
Impairment of long-lived assets:

The Company's long-lived assets and identifiable intangibles that are subject to amortization are reviewed for impairment in accordance with ASC 360, "Property, Plant, and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. In 2008, 2009 and 2010, no impairment indicators have been identified.

k.
Goodwill:

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, goodwill is not amortized, but rather is subject to an annual impairment test.

ASC 350 requires goodwill to be tested for impairment at least annually or between annual tests in certain circumstances, and written down when impaired. Goodwill is tested for impairment by comparing the fair value of the reporting unit with its carrying value. Until January 1, 2010, the Company operated in three geographical segments (Americas, EMEA and APAC) and an additional operating segment, Actimize, all of which comprised its reporting units. Commencing January 1, 2010, the Company operates in three operation-based segments: Enterprise Interaction Solutions sector ("EIS"), Public Safety and Security sector ("PS") and Risk and Financial Crime Solutions sector (previously Actimize), and these segments comprise its reporting units. As of January 1, 2010, the Company reassigned goodwill to the new reporting units in accordance with ASC 350-20-35-45, based on their relative fair values.

Fair value is determined using discounted cash flows. Significant estimates used in the fair value methodologies include estimates of future cash flows, future growth rates and the weighted average cost of capital of the reporting units. The Company performed annual impairment tests during the fourth quarter of 2008, 2009 and 2010 and did not identify any impairment losses.

l.
Revenue recognition:

The Company generates revenues from sales of products, which include hardware and software, software licensing, professional services and maintenance. Professional services include mainly installation, project management, customization, consulting and training. The Company sells its products indirectly through a global network of distributors, system integrators and strategic partners, all of whom are considered end-users, and through its direct sales force.

Revenues from sales of product and software licensing are recognized when all criteria outlined in ASC 985-605, "Revenue Recognition", are met. Revenue from products and software licensing is recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable and collectability is probable.

Revenues from maintenance and professional services are recognized ratably over the contractual period or as services are performed, respectively.

In transactions where a customer's contractual terms include a provision for customer acceptance, revenues are recognized either when such acceptance has been obtained or as the acceptance provision has lapsed.

Revenues from multiple element arrangements are allocated to the different elements in the arrangement under the "residual method" when Vendor Specific Objective Evidence ("VSOE") of fair value exists for all undelivered elements and no VSOE exists for the delivered elements. Under the residual method, at the outset of the arrangement with the customer, the Company defers revenue for the fair value of its undelivered elements (maintenance and professional services) and recognizes revenue for the remainder of the arrangement fee attributable to the elements initially delivered in the arrangement (products and software licenses) when the basic criteria in ASC 985-605 have been met. Any discount in the arrangement is allocated to the delivered element.

The Company's policy for establishing VSOE of fair value of maintenance services is based on the price charged when the maintenance is renewed separately. Establishment of VSOE of fair value of installation, project management, consulting, customization and training services is based on the price charged when these elements are sold separately.

Revenues from fixed price contracts that require significant customization, integration and installation are recognized based on ASC 605-35, "Construction-Type and Production-Type Contracts", using the percentage-of-completion method of accounting based on the ratio of costs related to contract performance incurred to date to the total estimated amount of such costs. The amount of revenue recognized is based on the total fees under the product agreement and the percentage of completion achieved. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss on the entire contact. The revenues from such arrangements are allocated between product revenues and professional services revenues to reflect the portion of each revenue source separately. Revenues allocated to services are based on the VSOE of fair value of the services in the arrangement and revenues allocated to product are the residual amount.

The Company maintains a provision for product returns in accordance with ASC 605, "Revenue Recognition". The provision is estimated based on the Company's past experience and is deducted from revenues. As of December 31, 2009 and 2010, the provision for product returns amounted to  $ 2,610 and  $ 2,810, respectively.

Deferred revenues include advances and payments received from customers, for which revenue has not yet been recognized.

m.
Research and development costs:

Research and development costs (net of grants) incurred in the process of software production before establishment of technological feasibility are charged to expenses as incurred. Costs of the production of a product master incurred subsequent to the establishment of technological feasibility are capitalized according to the principles set forth in ASC 985-20, "Software - Costs of Software to be Sold, Leased, or Marketed". Based on the Company's product development process, technological feasibility is established upon completion of a detailed program design.

Costs incurred by the Company between completion of the detailed program design and the point at which the product is ready for general release, have been capitalized.

Capitalized software development costs are amortized commencing with general product release by the straight-line method over the estimated useful life of the software product.

n.
Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This topic prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to the amount that is more likely than not to be realized.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement.

The Company classifies interest as financial expenses and penalties as general and administrative expenses.

o.
Government grants:

Non-royalty bearing grants from the Government of Israel for funding research and development projects are recognized at the time the Company is entitled to such grants on the basis of the related costs incurred and recorded as a deduction from research and development costs.

p.
Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, trade receivables, marketable securities and foreign currency derivative contracts.

The Company's cash and cash equivalents and short-term bank deposits are invested in deposits mainly in dollars with major international banks. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these deposits may be redeemed upon demand and therefore bear minimal risk.

The Company's trade receivables are derived from sales to customers located primarily in North America, EMEA and APAC. The Company performs ongoing credit evaluations of its customers and obtains letter of credit and bank guarantees for certain receivables. Additionally, the Company insures certain of its receivables with a credit insurance company. A general allowance for doubtful accounts is provided, based on the length of time the receivables are past due.

The Company's marketable securities include investment in corporate debentures, U.S. Treasuries, U.S. government agency debentures and Israeli Treasury Bills. The Company's investment policy limits the amount that the Company may invest in any one type of investment or issuer, thereby reducing credit risk concentrations.

The Company entered into forward contracts, and option strategies intended to protect against the increase in value of forecasted non-dollar currency cash flows. The derivative instruments hedge a portion of the Company's non-dollar currency exposure. The Company also entered into a SWAP contract intended to protect against the changes in the fair value of a recognized asset (Israeli Treasury Bills). See Note 2(w) below and Note 11.

q.
Severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to Israel's Severance Pay Law based on the most recent monthly salary of the employees multiplied by the number of years of employment as of the balance sheet date. Employees are entitled to one month's salary for each year of employment, or a portion thereof. The Company's liability is fully provided by monthly deposits with insurance policies and severance pay funds and by an accrual.

The deposited funds include profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies.

The Company's agreements with employees in Israel, joining the Company since May 1, 2009, are in accordance with Section 14 of the Severance Pay Law, 1963, whereas, the Company's contributions for severance pay shall be instead of its severance liability. Upon contribution of the full amount of the employee's monthly salary, and release of the policy to the employee, no additional calculations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as they are legally released from obligation to employees once the deposit amounts have been paid.

Severance pay expense for 2008, 2009 and 2010 amounted to  $ 7,822,  $ 7,709 and  $ 8,978, respectively.

The Company has a 401(K) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute up to 6% of their eligible compensation, but generally not greater than  $ 16.5 per year, (for certain employees over 50 years of age the maximum contribution is  $ 22 per year) of their annual compensation to the plan through salary deferrals, subject to IRS limits. The Company matches 50% of employee contributions to the plan up to a limit of 6% of their eligible compensation. In the years 2008, 2009, and 2010, the Company recorded an expense for matching contributions in the amount of  $ 2,154,  $ 2,330 and  $ 2,723, respectively.

r.
Basic and diluted net earnings per share:

Basic net earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year plus dilutive potential equivalent Ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share".

The weighted average number of shares related to outstanding anti-dilutive options and restricted shares excluded from the calculations of diluted net earnings per share was 3,133,816, 3,867,517 and 2,086,379 for the years 2008, 2009 and 2010, respectively.

s.
Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation", which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees and directors. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated income statements.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting, based on the accelerated attribution method over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company estimates the fair value of stock options granted using the Black-Scholes-Merton option-pricing model and values restricted stock based on the market value of the underlying shares at the date of grant. The Black-Scholes-Merton model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements. The expected term of options granted is based upon historical experience and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. Federal Reserve zero-coupon bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

t.
Fair value of financial instruments:

The Company applies ASC 820, "Fair Value Measurements and Disclosures". Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

·	Level 1 -
Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

·	Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

·	Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The Company's marketable securities trade in markets that are not considered to be active, but are valued based on quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency and accordingly are categorized as Level 2.

Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The following tables present assets and liabilities measured at fair value on a recurring basis at December 31, 2009 and 2010:

	2009
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Marketable securities:
Corporate debentures	$-	$208,569	$-	$208,569
U.S. Treasuries	-	40,959	-	40,959
U.S. Government agency debentures	-	43,923	-	43,923

Total marketable securities	$-	$293,451	$-	$293,451

Derivative assets	$-	$187	$-	$187

Derivative liabilities	$-	$(255)	$-	$(255)

	2010
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Marketable securities:
Corporate debentures	$-	$349,329	$-	$349,329
U.S. Treasuries	-	18,948	-	18,948
U.S. Government agency debentures	-	32,985	-	32,985
Israeli Treasury Bills	-	152,412	-	152,412

Total marketable securities	$-	$553,674	$-	$553,674

Derivative assets	$-	$2,423	$-	$2,423

Derivative liabilities	$-	$(8,775)	$-	$(8,775)

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, short-term bank deposits, trade receivables and trade payables approximate their fair value due to the short-term maturities of such instruments.

u.
Legal contingencies:

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

v.	Advertising expenses: Advertising expenses are charged to expense as incurred. Advertising expenses for the years 2008, 2009 and 2010 were $ 8,047, $ 5,883 and $ 6,969, respectively.

w.
Derivatives and hedging activities:

The Company carries out transactions involving foreign currency exchange derivative financial instruments. The transactions are designed to hedge the Company's exposure in currencies other than the dollar. The Company recognizes derivative instruments as either assets or liabilities and measures those instruments at fair value. If a derivative meets the definition of a cash flow hedge and is so designated, changes in the fair value of the derivative are recognized in other comprehensive income (loss) until the hedged item is recognized in earnings. The ineffective portion of a derivative qualified and designated as a hedge is recognized in earnings. If a derivative does not meet the definition of a hedge, the changes in the fair value are included in earnings. If a derivative meets the definition of a fair value hedge and is so designated, the change in the fair value of the derivative is recognized in profit or loss. The change in the fair value of the hedged item is also recognized in profit or loss.

x.
Adoption of New Accounting Standards:

In January 2010, the FASB issued ASU 2010-06, updating the "Fair Value Measurements Disclosures" codified in ASC 820. This update requires (a) an entity to disclose separately the amounts of significant transfers in and out of Levels 1 and 2 fair value measurements and to describe the reasons for the transfers; and (b) information about purchases, sales, issuances and settlements to be presented separately (i.e. present the activity on a gross basis rather than net) in the reconciliation for fair value measurements using significant unobservable inputs (Level 3 inputs). This update clarifies existing disclosure requirements for the level of disaggregation used for classes of assets and liabilities measured at fair value, and require disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements using Level 2 and Level 3 inputs. As applicable to the Company, this update became effective in these annual financial statements. The adoption of the new guidance did not have a material impact on the Company's consolidated financial statements.

In February 2010, the FASB issued amendments to certain recognition and disclosure requirements of Subsequent Events codified in ASC 855, "Subsequent Events". This update removes the requirement to disclose the date through which subsequent events were evaluated in both originally issued and reissued financial statements for "SEC Filers." The adoption of the new guidance did not have a material impact on the Company's consolidated financial statements.

y.
Impact of Recently Issued Accounting Standards

In October 2009, the FASB issued an update to ASC 605-25, "Revenue Recognition - Multiple-Element Arrangements", that provides amendments to the criteria for separating consideration in multiple-deliverable arrangements to: (i) provide updated guidance on whether multiple deliverables exist, how the deliverables in an arrangement should be separated, and how the consideration should be allocated;  (ii) require an entity to allocate revenue in an arrangement using estimated selling prices of deliverables if a vendor does not have VSOE of selling price  or third-party evidence of selling price; (iii) eliminate the use of the residual method and require an entity to allocate revenue using the relative selling price method; and (iv) require expanded disclosures of qualitative and quantitative information regarding application of the multiple-deliverable revenue arrangement guidance. The update is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010, or retrospectively, for all periods presented. Adoption is mandatory beginning January 1, 2011. The Company does not expect the adoption of this update to have a material effect on the Company's consolidated financial statements.

In October 2009, the FASB issued an update to ASC 985-605, "Software-Revenue Recognition". In accordance with the update to the ASC, tangible products containing software components and non-software components that function together to deliver the tangible product's essential functionality are excluded from the scope of the software revenue recognition guidance. In addition, hardware components of a tangible product containing software component are always excluded from the software revenue guidance. The update is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010, or retrospectively, for all periods presented.

The Company does not expect the adoption of this update to have a material effect on the Company's consolidated financial statements.

In December 2010, the EITF issued ASU 2010-29, Disclosure of Supplementary Pro Forma Information for Business Combinations codified in ASC 805, "Business Combinations". This ASU responds to diversity in practice about the interpretation of the pro forma disclosure requirements for business combinations. When a public entity's business combinations are material on an individual or aggregate basis, the notes to its financial statements must provide pro forma revenue and earnings of the combined entity as if the acquisition date(s) had occurred as of the beginning of the annual reporting period. The ASU clarifies that if comparative financial statements are presented, the pro forma disclosures for both periods presented (the year in which the acquisition occurred and the prior year) should be reported as if the acquisition had occurred as of the beginning of the comparable prior annual reporting period only and not as if it had occurred at the beginning of the current annual reporting period. The ASU also expands the supplemental pro forma disclosure requirements to include a description of the nature and amount of any material non-recurring adjustments that are directly attributable to the business combination. The guidance in the ASU is effective for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15 2010, and should be applied prospectively. The Company believes that the adoption could have an impact on its pro forma information in future periods; however, the impact would depend on the nature, terms and magnitude of acquisitions it consummates in the future.

Marketable Securities	12 Months Ended
Dec. 31, 2010
Marketable Securities
Marketable Securities

NOTE 3:-	MARKETABLE SECURITIES

The following table summarizes amortized costs, gross unrealized gains and losses and estimated fair values of available-for-sale marketable securities as of December 31, 2009 and 2010:

	Amortized cost		Gross unrealized gains		Gross unrealized losses		Estimated fair value
	December 31,		December 31,		December 31,		December 31,
	2009	2010	2009	2010	2009	2010	2009	2010

Corporate debentures	$205,297	$347,116	$3,382	$3,402	$110	$1,189	$208,569	$349,329
U.S. Treasuries	40,118	18,075	901	873	60	-	40,959	18,948
U.S. Government agency debentures	44,042	32,996	39	40	158	51	43,923	32,985
Israeli Treasury Bills	-	152,451	-	5	-	44	-	152,412

	$289,457	$550,638	$4,322	$4,320	$328	$1,284	$293,451	$553,674

The scheduled maturities of available-for-sale marketable securities as of December 31, 2010 were as follows:

	Amortized	Estimated
	cost	fair value

Due within one year	$241,597	$242,593
Due after one year through five years	309,041	311,081

	$550,638	$553,674

Other Receivables and Prepaid Expenses	12 Months Ended
Dec. 31, 2010
Other Receivables and Prepaid Expenses
Other Receivables and Prepaid Expenses
NOTE 4:-	OTHER RECEIVABLES AND PREPAID EXPENSES

	December 31,
	2009	2010

Government authorities	$6,340	$9,446
Interest receivable	2,185	5,114
Prepaid expenses	11,813	10,962
Other	3,549	6,402

	$23,887	$31,924

Inventories	12 Months Ended
Dec. 31, 2010
Inventories
Inventories
NOTE 5:-	INVENTORIES
	December 31,
	2009	2010

Raw materials	$2,354	$2,509
Work-in-progress	2,244	1,324
Finished goods	9,847	7,028

	$14,445	$10,861

Other Long-Term Assets	12 Months Ended
Dec. 31, 2010
Other Long-Term Assets
Other Long-Term Assets
NOTE 6:-	OTHER LONG-TERM ASSETS

	December 31,
	2009	2010

Investment in affiliates	$236	$236
Severance pay fund	20,398	22,986
Other receivables and prepaid expenses	3,092	2,227
Deferred tax assets	5,588	5,669

	$29,314	$31,118

Property and Equipment, Net	12 Months Ended
Dec. 31, 2010
Property and Equipment, Net
Property and Equipment, Net
NOTE 7:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2009	2010

Cost:
Computers and peripheral equipment	$65,550	$73,714
Office furniture and equipment	14,422	14,596
Leasehold improvements	10,984	11,950

	90,956	100,260
Accumulated depreciation:
Computers and peripheral equipment	52,291	60,046
Office furniture and equipment	10,806	11,397
Leasehold improvements	5,807	6,803

	68,904	78,246

Depreciated cost	$22,052	$22,014

Depreciation expense totaled  $ 10,260,  $ 11,570 and  $ 11,757 for the years 2008, 2009 and 2010, respectively.

Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2010
Other Intangible Assets, Net
Other Intangible Assets, Net
NOTE 8:-	OTHER INTANGIBLE ASSETS, NET

a.     Definite-lived other intangible assets:

	December 31,
	2009	2010

Original amounts:

Capitalized software development costs	$10,242	$10,691
Core technology	124,748	147,083
Trademarks	8,876	8,927
Customer relationships and distribution network	125,320	133,180

	269,186	299,881

Accumulated amortization:

Capitalized software development costs	7,525	7,903
Core technology	59,131	84,697
Trademarks	6,207	7,766
Customer relationships and distribution network	41,092	59,253

	113,955	159,619

Other intangible assets, net	$155,231	$140,262

b.	Amortization expense amounted to $ 32,480, $ 35,647 and $ 45,353 for the years 2008, 2009 and 2010, respectively.

c.	Estimated amortization expense (excluding amortization of capitalized software development costs):

For the year ended December 31,

2011	$41,372
2012	37,292
2013	28,436
2014	15,099
2015	9,210
2016 and thereafter	6,065

$137,474

Goodwill	12 Months Ended
Dec. 31, 2010
Goodwill
Goodwill
NOTE 9:-	GOODWILL

The changes in the carrying amount of goodwill allocated to reportable segments for the years ended December 31, 2009 and 2010 are as follows:

	Year ended December 31, 2009
	Americas	EMEA	APAC	Actimize	Total

As of December 31, 2008	$173,313	$50,667	$1,981	$219,543	$445,504

Acquisitions	-	3,379	-	41,970	45,349

Functional currency translation adjustments	305	2,805	616	(81)	3,645

As of December 31, 2009	$173,618	$56,851	$2,597	$261,432	$494,498

	Year ended December 31, 2010
	Enterprise Interaction Solutions	Public Safety and Security	Risk and Financial Crime Solutions	Total

As of January 1, 2010	$191,027	$42,039	$261,432	$494,498

Acquisitions	22,576	9,825	-	32,401
Functional currency translation adjustments	674	41	-	715

As of December 31, 2010	$214,277	$51,905	$261,432	$527,614

Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2010
Accrued Expenses and Other Liabilities
Accrued Expenses and Other Liabilities
NOTE 10:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2009	2010

Employees and payroll accruals	$45,251	$43,925
Accrued expenses	53,377	74,455
Deferred revenues and advances from customers	121,515	140,388
Government authorities	35,607	43,623
Other	5,769	4,640

	$261,519	$307,031

Derivative Instruments	12 Months Ended
Dec. 31, 2010
Derivative Instruments
Derivative Instruments
NOTE 11:-	DERIVATIVE INSTRUMENTS

The Company's risk management strategy includes the use of derivative financial instruments to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates.

ASC 815, "Derivatives and Hedging", requires the Company to recognize all of its derivative instruments as either assets or liabilities on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

The Company entered into derivative instrument arrangements to hedge a portion of anticipated New Israeli Shekel ("NIS") payroll payments and to hedge forecasted Euro payments received from construction-type contract net of Euro payments to sub-contractors. These derivative instruments are designated as cash flows hedges, as defined by ASC 815. The transactions to hedge salary payments and net receivables from construction-type contract are made on denominated amounts that are no greater than forecasted cash flows for salaries and benefits and forecasted net receivables from construction-type contracts according to the Company's budget and on the dates that the cash flows are expected to be paid or received. These transactions are effective and as a result, are recorded as payroll expenses or as revenues and cost of revenues, respectively, at the time that the hedged income/ expense is recorded. For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income (loss) and reclassified into earnings in the line item associated with the hedged transaction in the period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in financial income (expense) in the period of change.

The Company also entered into SWAP contracts, to hedge Israeli Treasury Bills denominated in NIS against changes in USD/NIS exchange rate fluctuations. These derivative instruments are designated as fair value hedges, as defined by ASC 815. Changes in fair value of these derivatives are reported in financial income (expense) in the period of change. The portion of the change in fair value of the hedged Israeli Treasury Bills which is attributable to the changes in the foreign exchange rate is reflected directly in earnings and recorded as financial income (expense).

	Notional amount		Fair value
	December 31,		December 31,
	2009	2010	2009	2010

Option contracts to hedge payroll expenses	$28,200	$58,000	$187	$2,423
Forward contracts to hedge payroll expenses	16,100	-	(77)	-
Forward contracts to hedge construction-type contracts	11,668	-	(178)	-
SWAP contracts to hedge Israeli Treasury Bills exposure	-	150,872	-	(8,775)

	$55,968	$208,872	$(68)	$(6,352)

The Company currently hedges its exposure to the variability in future cash flows for a maximum period of one year. At December 31, 2010, the Company expects to reclassify all of the net gains on derivative instruments in the amount of  $ 2,208 from accumulated other comprehensive income to earnings during the next twelve months.

The fair value of the Company's outstanding derivative instruments at December 31, 2009 and 2010 is summarized below:

		Fair value of derivative instruments
		December 31,
	Balance sheet location	2009	2010
Derivative assets:

Foreign exchange option contracts		$262	$2,425
Foreign exchange forward contracts		217	-

		$479	$2,425
Derivative liabilities:

Foreign exchange option contracts		$(75)	$(2)
Foreign exchange forward contracts		(472)	(8,775)

		$(547)	$(8,777)

Derivative assets	Other receivables and prepaid expenses	$187	$2,423
Derivative liabilities	Accrued expenses and other liabilities	$(255)	$(8,775)

The effect of derivative instruments in cash flow hedging relationship on income and other comprehensive income for the years ended December 31, 2008, 2009 and 2010 is summarized below:

	Amount of gain (loss) recognized in OCI on derivative (effective portion)
	Year ended December 31,
	2008	2009	2010
Derivatives in cash flow hedging relationship:

Foreign exchange option contracts	$114	$(1,171)	$(3,193)
Foreign exchange forward contracts	(968)	2,888	(778)

	$(854)	$1,717	$(3,971)

		Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)
		Year ended December 31,
Derivative in cash flow hedging relationship:	Statements of income line item	2008	2009	2010

Foreign exchange option contracts	Cost of revenues and operating expenses	$246	$670	$1,127
Foreign exchange forward contracts	Cost of revenues and operating expenses	2,047	(2,665)	(51)

		$2,293	$(1,995)	$1,076

The ineffective portion of the gain (loss) resulting from the change in fair value of a cash flow hedge for the years ended December 31, 2008, 2009 and 2010 amounted to  $ 0,  $ (30) and  $ 38, respectively.

Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2010
Commitments and Contingent Liabilities
Commitments and Contingent Liabilities
NOTE 12:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company leases office space, office equipment and various motor vehicles under operating leases.

1.	The Company's office space and office equipment are rented under several operating leases.

 Future minimum lease commitments under non-cancelable operating leases for the years ended December 31, were as follows:

2011	$13,878
2012	11,954
2013	10,582
2014	10,200
2015	9,978
2016 and thereafter	59,076

$115,668

Rent expenses for the years 2008, 2009 and 2010 were approximately  $ 13,286,  $ 14,808 and  $ 16,202, respectively.

2.	The Company leases its motor vehicles under cancelable operating lease agreements.

The minimum payment under these operating leases, upon cancellation of these lease agreements was  $ 2,189 as of December 31, 2010.

Lease expenses for motor vehicles for the years 2008, 2009 and 2010 were  $ 5,387,  $ 5,249 and  $ 5,507, respectively.

b.
Other commitments:

The Company is obligated under certain agreements with its suppliers to purchase goods and under an agreement with its manufacturing subcontractor to purchase projected inventory and excess inventory. Non cancelable obligations, net of provisions, as of December 31, 2010, were  $ 2,643. These obligations will be fulfilled during 2011.

The Company is obligated to purchase services from one of its subcontractors relating to the installation and maintenance of its equipments at certain installation bases. Non cancelable obligations as of December 31, 2010, were  $224.

    c.              Legal proceedings:

1.
In December 2006, Calyon Corporate and Investment Bank ("Calyon") filed a suit against the Company in the District Court of Tel Aviv, demanding repayment of  $ 648 plus accrued interest, for a total amount of  $ 740. The Company deducted this amount in January 2004 from a payment transferred in connection with the acquisition of Thales Contact Solutions ("TCS"). The Company had notified TCS in 2004 that it had set off such amount with respect to an overdue payment by TCS to the Company. The dispute was submitted to mediation, however the mediation process failed and the proceedings were returned to the District Court of Tel Aviv. The Court ordered the parties to file their respective affidavits. The trial date has been set for September 11, 2011. The Company is currently unable to evaluate the probability of a favorable or unfavorable outcome.

2.
On March 9, 2007, Formatest AG filed a claim against NICE Switzerland AG, a wholly owned subsidiary of the Company, in the Cantonal Court of Zug, Switzerland. The claim was in the amount of approximately  $ 1,600 (€ 1,187,793), plus interest at 5% per annum, and was made in connection with an agreement dated December 10, 2004 between FAST Video Security AG (now NICE Switzerland AG) and Formatest AG. On June 19, 2007, the Company and Formatest AG entered into an agreement settling all claims.

On December 18, 2007, the selling shareholders of FAST Video Security AG (the "Sellers") issued a Notice of Arbitration in the Zurich Chamber of Commerce. Prior to the commencement of the arbitration proceedings, the Company released to the Sellers a partial payment of  $ 1,400 out of the escrow funds and paid to the Sellers the amount of approximately  $ 1,229.

On June 23, 2008, the Sellers filed their statement of claim, asking for payments of  $ 1,600 (representing the balance of the escrow funds) plus additional amounts for interest, losses on the exchange rate and legal costs and expenses.

On April 30, 2009, the Company and the Sellers entered into a settlement agreement. Pursuant to the joint application of the Company and the Sellers, the arbitration proceedings were closed by a termination order dated June 8, 2009.

3.
On August 1, 2008, the Company entered into an agreement with Verint Systems Inc.  to settle and dismiss all patent disputes between the parties (which had been commenced with Witness Systems, Inc. prior to its acquisition by Verint). The following is a list of the litigations that were formally terminated by the applicable court following the execution of the settlement agreement:

Patent infringement lawsuit filed on July 20, 2004, by S.T.S. Software Systems Ltd. ("STS") in the U.S. District Court for the Southern District of New York charging Witness Systems, Inc. ("Witness") with infringement of VoIP patents in the U.S. The Court dismissed the claim and determined that Witness does not infringe the Company's patents.

Patent infringement action filed on August 30, 2004, by Witness in the Federal Court for the Northern District of Georgia against NICE Systems, Inc.  An additional patent infringement action was filed by Witness in January 19, 2006, in the Federal Court for the Northern District of Georgia against the Company and NICE Systems, Inc.

Patent infringement lawsuit filed on May 10, 2006, NICE and NICE Systems, Inc. against Witness in the United States District Court for District of Delaware. This lawsuit went to trial before a jury on January 14, 2008. The jury deadlocked and on January 25, 2008 and a mistrial was declared. The Company filed a motion for a new trial date for the case.

4.
On September 16, 2009, Fair Isaac Corporation ("FICO") filed a claim in the United States District Court for the District of Delaware against Actimize Inc. and the Company, claiming that Actimize and the Company are infringing two U.S. patents.  These patents cover various aspects of fraud detection. FICO requested damages and an injunction. On December 17, 2009, the parties agreed to dismiss the Company from the action. On December 21, 2009, Actimize filed a response and counterclaims. On January 25, 2010, Actimize filed an amended response and counterclaims. On January 25, 2011, FICO filed a first amended complaint, adding new allegations of infringement of two additional U.S. patents and allegations of willful infringement. The parties are currently engaged in fact discovery. A ten-day jury trial is scheduled for January 28, 2013. The Company is currently unable to evaluate the probability of a favorable or unfavorable outcome.

5.
On March 10, 2010, Nuvation Research Corporation ("Nuvation") filed a lawsuit against the Company with the Supreme Court of the State of New York. The lawsuit alleges, among others, that the Company breached a contract for design and development with Nuvation and defrauded Nuvation. Nuvation is claiming damages in a total amount of  $ 8,000. On May 3, 2010, the Company filed an Answer and Counterclaim against Nuvation, denying the allegations and further claiming that the Company had the right to terminate its contract with Nuvation, and that as a consequence of the termination, the Company sustained damages in the amount of  $ 5,000. The parties have exchanged discovery requests. The Company is currently unable to evaluate the probability of a favorable or unfavorable outcome.

6.
On July 15, 2010, Tal-Yam Engineering Projects Management and Initiation ("Tal-Yam") filed a suit against the Company in the Tel Aviv Magistrate's Court. The suit alleges a breach of contract due to failure to pay for services rendered to the Company. Tal-Yam is seeking damages in the amount of approximately NIS 1.0 million and disclosure of certain invoices and related documentation. The Company submitted its statement of defense on October 24, 2010. The parties have agreed to participate in mediation pursuant to procedures under Israeli Law. The court ordered the conclusion of the preliminary proceedings between the parties by April 28, 2011. The Company is currently unable to evaluate the probability of a favorable or unfavorable outcome.

7.
Labor disputes:

On October 15, 2007, a former employee of Actimize Ltd., a wholly owned subsidiary of the Company, filed a claim with the Tel Aviv District Labor Court, seeking a declaration, that he is entitled to 0.5% of the outstanding share capital of Actimize Ltd. The preliminary stages of the claim ended and the parties submitted their testimonies by way of written affidavits. The hearing and cross-examination of the testimonies took place on June 16 and June 23, 2010. The parties filed their summations and are now awaiting judgment.  The Company is of the opinion that the chances of the claim to succeed are low.

On August 20, 2010, a former employee of IEX Corp., a wholly owned subsidiary of the Company filed a complaint with the District Court of the Northern District of Illinois, alleging that the Company and IEX Corp. engaged in prohibited discrimination in terminating his employment. The discovery phase of the litigation is taking place and no trial date has been set. The Company is currently unable to evaluate the probability of a favorable or unfavorable outcome.

8.
The Company is involved in various other legal proceedings arising in the normal course of its business. Based upon the advice of counsel, the Company does not believe that the ultimate resolution of these matters will have a material adverse effect on the Company's consolidated financial position, results of operations or cash flows.

Taxes on Income	12 Months Ended
Dec. 31, 2010
Taxes on Income
Taxes on Income
NOTE 13:-	TAXES ON INCOME

a.	Israeli taxation:

1.
Corporate tax rates in Israel:

Taxable income of Israeli companies is subject to tax at the rate of 27% in 2008, 26% in 2009, 25% in 2010,  24% in 2011, 23% in 2012, 22% in 2013, 21% in 2014, 20% in 2015 and 18% in 2016 and thereafter.

2.
Tax benefits under the Israel Law for the Encouragement of Capital Investments, 1959 ("the Law"):

Various industrial projects of NICE and its Israeli subsidiary have been granted "Approved Enterprise" and "Privileged Enterprise" status, which provides certain benefits, including tax exemptions and reduced tax rates. Income not eligible for Approved Enterprise and Privileged Enterprise benefits is taxed at a regular rate.

In the event of distribution of dividends from the said tax-exempt income, the amount distributed will be subject to corporate tax at the rate ordinarily applicable to the Approved Enterprise's income. The tax-exempt income attributable to the "Approved Enterprise" programs mentioned above can be distributed to shareholders without subjecting the Company to taxes only upon the complete liquidation of NICE or its Israeli subsidiary. Tax-exempt income generated under the Company's Privileged Enterprise program will be subject to taxes upon dividend distribution (which includes the repurchase of the Company's shares) or complete liquidation.

The entitlement to the above benefits is conditional upon the Company's fulfilling the conditions stipulated by the Law and regulations published thereunder. Should the Company fail to meet such requirements in the future, income attributable to its Approved Enterprise and Privileged Enterprise programs could be subject to the statutory Israeli corporate tax rate and the Company could be required to refund a portion of the tax benefits already received, with respect to such programs. As of December 31, 2010, management believes that the Company is in compliance with all the conditions required by the Law.

The Company does not intend to distribute any amounts of its undistributed tax exempt income as dividends as it intends to reinvest its tax-exempt income within the Company. Accordingly, no deferred income taxes have been provided on income attributable to the Company's Approved or Privileged Enterprise programs as the undistributed tax exempt income is essentially permanent in duration.

As of December 31, 2010, approximately  $ 246,000 is tax-exempt attributable to its various Approved and Privileged Enterprise programs. If such tax exempt income is distributed (other than in respect of the Approved Enterprise programs upon the complete liquidation of the Company), it would be taxed at the reduced corporate tax rate applicable to such profits (between 10%-25%) and an income tax liability of approximately  $ 41,600 would be incurred as of December 31, 2010.

In December 2010, the Law for Economic Policy for 2011 and 2012 (Amended Legislation) was passed, and among other things, amended the Law, ("the Amendment") effective January 1, 2011. According to the Amendment, the benefit tracks in the Investment Law were modified and a flat tax rate applies to the Company's entire preferred income. The Company will be able to opt to apply (the waiver is non-recourse) the Amendment and from then on it will be subject to the amended tax rates as follows: 2011 and 2012 - 15%, 2013 and 2014 - 12.5% and in 2015 and thereafter - 12%.

The Company is examining the possible effect of the Amendment on its results, and at this time believes that the earliest date for adoption of the Amendment will be January 1, 2012.

3.
Tax benefits under the Israeli Law for the Encouragement of Industry (Taxation), 1969:

NICE is an "Industrial Company" as defined by the above law and, as such, is entitled to certain tax benefits including accelerated depreciation, deduction of public offering expenses in three equal annual installments and amortization of other intangible property rights for tax purposes.

b.
Income taxes on non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of residence. Neither Israeli income taxes, foreign withholding taxes nor deferred income taxes were provided in relation to undistributed earnings of the Company's foreign subsidiaries. This is because the Company intends to permanently reinvest undistributed earnings in the foreign subsidiaries in which those earnings arose. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

c.
Net operating loss carryforward:

As of December 31, 2010, certain subsidiaries had tax loss carry-forwards totaling approximately  $ 134,500 which can be carried forward and offset against taxable income with expiration dates ranging from 2010 and onwards. Approximately  $ 85,400 of these carry-forward tax losses have no expiration date. The balance expires between 2011 and 2029.

Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses increasing taxes before utilization.

d.
Deferred tax assets and liabilities:

Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2009	2010

Deferred tax assets:

Net operating losses carryforward	$30,387	$32,294
Acquired intangibles	3,749	2,277
Share based payments	6,977	7,423
Other	8,677	6,995

Deferred tax assets before valuation allowance	49,790	48,989
Valuation allowance	(18,316)	(21,365)

Deferred tax assets	31,474	27,624

Deferred tax liabilities:

Acquired intangibles	(43,990)	(35,281)

Deferred tax liabilities, net	$(12,516)	$(7,657)

	December 31,
	2009	2010
Current deferred tax assets	$8,181	$6,798
Long-term deferred tax assets	5,588	5,669
Current deferred tax liabilities	(386)	(419)
Long-term deferred tax liabilities	(25,899)	(19,705)

Deferred tax liabilities, net	$(12,516)	$(7,657)

Long-term deferred tax assets are included within other long-term assets in the balance sheets. Current deferred tax liabilities are included within accrued expenses and other liabilities in the balance sheets.

The Company has provided valuation allowances in respect of certain deferred tax assets resulting from tax loss carry forwards and other reserves and allowances due to uncertainty concerning realization of these deferred tax assets.

e.	A reconciliation of the Company's effective tax rate to the statutory tax rate in Israel is as follows:

	Year ended December 31,
	2008	2009	2010

Income before taxes on income, as reported in the consolidated statements of income	$48,587	$45,796	$58,033

Statutory tax rate in Israel	27%	26%	25%
Approved and Privileged Enterprise benefits *)	(11.9)%	(10.1)%	(9.8)%
Changes in valuation allowance	6.2%	0.1)%	(2.5)%
Earnings taxed under foreign law	1.4%	(4.5)%	0.3%
Other	(3.2)%	(4.9)%	3.1%

Effective tax rate	19.5%	6.6%	16.1%

*) Net earnings per Ordinary share - amounts of the benefit resulting from the "Approved and Privileged Enterprise" status
Basic	$0.10	$0.08	$0.09

Diluted	$0.09	$0.07	$0.09

f.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2008	2009	2010

Domestic	$36,000	$37,976	$38,404
Foreign	12,587	7,820	19,629

	$48,587	$45,796	$58,033

g.         Taxes on income are comprised as follows:

	Year ended December 31,
	2008	2009	2010

Current	$14,290	$9,055	$14,239
Deferred	(4,810)	(6,015)	(4,913)

	$9,480	$3,040	$9,326

Domestic	$4,646	$4,255	$4,180
Foreign	4,834	(1,215)	5,146

	$9,480	$3,040	$9,326

h.         Uncertain tax positions:

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2009	2010

Uncertain tax positions, beginning of year	$25,456	$31,896
Uncertain tax positions acquired during the year	-	294
Increases in tax positions for prior years	2,159	-
Decreases in tax positions for prior years	(239)	(305)
Increases in tax positions for current year	8,140	8,716
Settlements	(3,620)	(4,572)

Uncertain tax positions, end of year	$31,896	$36,029

Unrecognized tax benefits included  $ 35,873 of tax benefits, which if recognized, would reduce the Company's annual effective tax rate. The Company has further accrued  $ 1,291 of accrued interest related to uncertain tax positions as of December 31, 2010.

As of December 31, 2010, the Company is subject to Israeli income tax audits for the tax years 2006 through 2010, to U.S. federal income tax audits for the tax years of 2003 through 2010 and to other income tax audits for the tax years of 2006 through 2010.

Shareholders' Equity	12 Months Ended
Dec. 31, 2010
Shareholders' Equity
Shareholders' Equity
NOTE 14:-	SHAREHOLDERS' EQUITY

a.	The Ordinary shares of the Company are traded on the Tel-Aviv Stock Exchange and its ADS's are traded on NASDAQ.

b.
Share option plans:

In 2003, the Company adopted the 2003 Stock Option Plan ("the 2003 Option Plan"). Under the 2003 Option Plan, employees and officers of the Company may be granted options to acquire Ordinary shares. The options to acquire Ordinary shares are granted at an exercise price of not less than the fair market value of the Ordinary shares on the grant date, subject to certain exceptions, which may be determined by the Company's Board of Directors. Generally, under the terms of the 2003 Option Plan, 25% of the stock options granted become exercisable on the first anniversary of the date of grant and 6.25% become exercisable once every quarter during the subsequent three years. Stock options expire six years after the date of grant.

Pursuant to the terms of the acquisition of Actimize Ltd. in August 2007, the Company assumed and replaced the stock options and restricted shares granted by Actimize. In 2003, Actimize adopted the 2003 Omnibus Stock Option and Restricted Stock Incentive Plan ("the 2003 Actimize Plan"). Under the 2003 Actimize Plan, the grantees could be granted options to acquire Actimize's Ordinary shares, restricted shares and shares. Incentive stock options to acquire Ordinary shares of Actimize were granted at an exercise price not less than the fair market value of the Ordinary shares of Actimize on the date of grant or as determined by Actimize's board of directors or by a committee thereof. In addition, the options were granted at an exercise price of not less than the par value of the Ordinary shares of Actimize.

Generally, under the terms of the 2003 Actimize Plan, 25% of the options granted become exercisable on the first anniversary of the date of grant and 6.25% become exercisable following the lapse of every consecutive quarter thereafter during the subsequent three years. Options generally expire ten years after the date of grant.

In June 2008, the Company adopted the 2008 Share Incentive Plan ("the 2008 Plan"), to provide incentives to employees, directors, consultants and/or contractors by rewarding performance and encouraging behavior that will improve the Company's profitability. Under the 2008 Plan, the Company's employees, directors, consultants and/or contractors may be granted any equity-related award, including any type of an option to acquire the Company's Ordinary shares and/or share appreciation right and/or share and/or restricted share and/or restricted share unit and/or other share unit and/or other share-based award and/or other right or benefit under the 2008 Plan (each an "Award"). The options to acquire Ordinary shares are granted at an exercise price of not less than the fair market value of the Ordinary shares on the date of the grant, subject to certain exceptions which may be determined by the Company's Board of Directors, including in some cases options granted with an exercise price at par value.

Generally, under the terms of the 2008 Plan, 25% of an Award granted become exercisable on the first anniversary of the date of grant and 6.25% become exercisable once every quarter during the subsequent three years. Specifically with respect to restricted share units at par value, unless determined otherwise by the Board of Directors, 25% of the restricted share units granted become vested on each of the four consecutive annual anniversaries following the date of grant. Awards with a vesting period expire six years after the date of grant. The 2008 Plan provides that the maximum number of shares that may be subject to Awards granted under the 2008 Plan shall be an amount per calendar year, equal to 3.5% of the Company's issued and outstanding share capital as of December 31 of the preceding calendar year. Such amount is reset for each calendar year.

In December 2010, the Company amended the 2008 Plan, such that: (i) options are granted at an exercise price equal to the average of the closing prices of one ordinary share, as quoted on the NASDAQ market, during the 30 consecutive calendar days preceding the date of grant, unless determined otherwise by the administrator of the 2008 Plan (including in some cases options granted with an exercise price equal to the nominal value of an ordinary share), and (ii) options granted with an exercise price equal to the nominal value of an ordinary share shall have a vesting schedule identical to that of restricted share units, as indicated above.

The fair value of the Company's stock options granted to employees and directors for the years ended December 31, 2008, 2009 and 2010 was estimated using the following assumptions:

	2008	2009	2010

Expected volatility	32.5%-39.8%	42.6%-47.7%	42.8%-48.4%
Weighted average volatility	34.2%	44.7%	43.7%
Risk free interest rate	1.7%-3.1%	1.2%-2.1%	0.8%-1.8%
Expected dividend	0%	0%	0%
Expected term (in years)	2.5-3.7	2.5-3.7	2.5-3.7

A summary of the Company's stock options activity and related information for the year ended December 31, 2010, is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2010	5,791,416	$22.94	4.3	$48,387
Granted	1,359,709	$19.93
Exercised	(1,298,296)	$6.94
Forfeited	(517,021)	$22.96
Cancelled	(108,733)	$34.44

Outstanding at December 31, 2010	5,227,075	$22.69	4.2	$63,863

Exercisable at December 31, 2010	2,039,606	$24.01	3.0	$22,217

On June 15, 2009, the Company repriced 1,020,400 outstanding options that were granted on September 2, 2008, from their previous exercise price of  $ 30.25 to an exercise price of  $ 22.53. The Company accounted for the re-pricing as a modification and recorded an additional compensation expense, in the amount of  $ 2,082, which is recognized over the remaining vesting period or immediately for vested options.

On June 15, 2009, the Company's Board of Directors resolved to approve a privately negotiated transaction with certain executive officers, pursuant to which the Company exchanged 265,000 options granted in 2007 having an exercise price per share ranging between  $ 34.00 and  $ 39.00 with new options having an exercise price per share equal to  $ 22.53. The new options vest in 25% annual increments over a four-year period from the new grant date and will expire six years following the new grant date. The Company accounted for the exchange as a modification and recorded an additional compensation expense, in the amount of  $ 1,140, which is recognized over the new vesting period.

On August 5, 2009, pursuant to a tender offer commenced June 23, 2009, the Company exchanged on a three-for-one basis 1,492,204 options at exercise prices above  $ 30 into 311,454 options and 185,932 RSUs (at par value). The new awards vest in 25% annual increments over a four-year period and have a new six-year term. The Company accounted for the exchange of options as a modification and recorded total incremental costs in the amount of  $ 4,684 which is recognized over the new vesting period.

The weighted-average grant-date fair value of options granted during the years 2008, 2009 and 2010 was  $ 8.6,  $ 10.43 and  $ 14.58, respectively.

The total intrinsic value of options exercised during the years 2008, 2009 and 2010 was  $ 16,818,  $ 13,457 and  $ 15,294, respectively.

The options outstanding under the Company's stock option plans as of December 31, 2010 have been separated into ranges of exercise price as follows:

					Weighted
	Options	Weighted		Options	average
	outstanding	average	Weighted	exercisable	exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	options
exercise price	2010	term	price	2010	exercisable
		(Years)	$		$

$0.02	828	2.66	0.02	828	0.02
$0.28	757,925	5.16	0.28	62,451	0.28
$2.89	22,712	2.66	2.89	22,712	2.89
$6.00-6.87	63,083	2.66	6.66	63,083	6.66
$12.65-15.285	250,378	1.03	14.98	234,662	15.04
$20.63-30.78	3,587,592	4.28	26.72	1,366,840	25.67
$31.27-34.78	544,557	3.59	33.63	289,030	34.09

	5,227,075	4.15	22.69	2,039,606	24.01

A summary of the Company's Restricted Stock Awards ("RSA") activity and related information for the year ended December 31, 2010, is as follows:

	Number of RSA	Weighted average exercise price

Outstanding at January 1, 2010	77,101	$0.83
Vested	(58,063)	0.66
Forfeited	(13,011)	0.02

Outstanding at December 31, 2010	6,027	$2.07

As of December 31, 2010, there was approximately  $ 30,440 of unrecognized compensation expense related to non-vested stock options and restricted stock awards expected to be recognized over two years.

A summary of the Company's Restricted Stock Units ("RSU") activity and related information for the year ended December 31, 2010, is as follows:

	Number of RSU	Weighted average exercise price *)

Outstanding at January 1, 2010	242,376	NIS 1
Issued	275,678	1
Vested	(53,077)	1
Forfeited	(43,398)	1

Outstanding at December 31, 2010	421,579	NIS 1

*)	Weighted average exercise price is 1 NIS (par value) which represents approximately $ 0.28.
The fluctuations in USD during the year resulted from NIS/USD exchange rate differences.

c.
Employee Stock Purchase Plan:

Eligible employees under the Employee Stock Purchase Plan ("ESPP") can have between 2% to 10% of their earnings withheld, under certain limitations, to be used to purchase Ordinary shares. Commencing January 1, 2006, the price of Ordinary shares purchased under the ESPP is equal to 95% of the fair market value of the Ordinary shares.

During 2008, 2009 and 2010, employees purchased 17,613, 17,331 and 16,537 shares at average prices of  $ 30.14,  $ 21.59 and  $ 26.38 per share, respectively.

 d.            Dividends:

Dividends, if any, will be paid in NIS. Dividends paid to shareholders outside Israel may be converted to dollars on the basis of the exchange rate prevailing at the date of the conversion. The Company does not intend to pay cash dividends in the foreseeable future.

Reportable Segments, Product Lines and Major Customer Data	12 Months Ended
Dec. 31, 2010
Reportable Segments, Product Lines and Major Customer Data
Reportable Segments, Product Lines and Major Customer Data
NOTE 15:-	REPORTABLE SEGMENTS, PRODUCT LINES AND MAJOR CUSTOMER DATA

a.	Reportable segments: The Company operates under several reportable segments. The following tables present the financial information of the Company's reportable segments.

	Year ended December 31, 2010
	Enterprise Interaction Solutions	Public Safety and Security Sector	Risk and Financial Crime Solutions	Not allocated	Total

Revenues	$403,940	$165,998	$119,513	-	$689,451

Operating income (loss)	$126,537	$15,515	$71	$(93,071)	$49,052

	Year ended December 31, 2009
	Enterprise Interaction Solutions	Public Safety and Security Sector	Risk and Financial Crime Solutions	Not allocated	Total

Revenues	$363,576	$147,863	$71,676	-	$583,115

Operating income (loss)	$117,648	$29,996	$(15,733)	$(93,712)	$38,199

	Year ended December 31, 2008
	Enterprise Interaction Solutions	Public Safety and Security Sector	Risk and Financial Crime Solutions	Not allocated	Total

Revenues	$417,454	$148,556	$58,152	-	$624,162

Operating income (loss)	$154,468	$29,620	$(21,510)	$(125,227)	$37,351

The following presents long-lived assets of December 31, 2009 and 2010 based on operational segments:

	December 31,
	2009	2010

Enterprise Interaction Solutions	$9,707	$10,464
Public Safety and Security	4,020	4,109
Risk and Financial Crime Solutions	6,799	5,997
Non-Allocated	1,526	1,444

	$22,052	$22,014

Until January 1, 2010, the Company operated in three geographical segments (Americas, EMEA and APAC) and an additional separate operating segment, Actimize, all of which comprise its reporting units. Commencing January 1, 2010, the Company operates in three operation-based segments: Enterprise Interaction Solutions sector, Public Safety and Security sector and Risk and Financial Crime Solutions sector and these three segments comprise its reporting units. As of January 1, 2010, the Company reassigned goodwill to the new reporting units in accordance with ASC 350-20-35-45, based on their relative fair values.

Each of the operational segments is overseen by their respective segment managers. The segment managers report directly to the Chief Operating Decision Maker ("CODM") with respect to their operating results.

The Company's segments are engaged in business activities for which they earn revenues and incur expenses, their results are reviewed by the CODM and discrete financial information is available.

b.	Geographical information: Total revenues from external customers on the basis of the Company's geographical areas are as follows:

	Year ended December 31,
	2008	2009	2010

Americas	$347,401	$365,817	$429,889
EMEA *)	188,491	150,373	182,805
APAC **)	88,270	66,925	76,757

	$624,162	$583,115	$689,451

*)	Includes Europe, the Middle East (including Israel) and Africa.
**)	Includes Asia Pacific.

The following presents long-lived assets of December 31, 2009 and 2010 based on geographical segments:

	December 31,
	2009	2010

Americas	$5,637	$5,955
EMEA	15,708	15,227
APAC	707	832

	$22,052	$22,014

c.	Major customer data: The Company had a major customer accounting for 13% of total revenues in the year ended December 31, 2008 and less than 10% in the years ended December 31, 2009 and 2010.

Selected Statements of Income Data	12 Months Ended
Dec. 31, 2010
Selected Statements of Income Data
Selected Statements Of Income Data
NOTE 16:-	SELECTED STATEMENTS OF INCOME DATA

a.	Research and development costs, net:

	Year ended December 31,
	2008	2009	2010

Total costs	$83,296	$82,463	$102,208
Less - grants and participations	(3,573)	(3,766)	(3,814)
Less - capitalization of software development costs	(1,278)	(1,315)	(1,311)

	$78,445	$77,382	$97,083

b.	Financial income and other, net:

	Year ended December 31,
	2008	2009	2010
Financial income:
Interest and amortization/accretion of premium/discount on marketable securities	$7,739	$9,076	$8,889
Realized gain on marketable securities	3,054	984	1,435
Interest	4,809	1,962	1,787
Foreign currency translation	7,074	1,283	927

	22,676	13,305	13,038
Financial expenses:
Realized loss on marketable securities	(4,107)	(1,062)	(238)
Interest	(613)	(705)	(250)
Foreign currency translation	(5,554)	(2,672)	(2,109)
Other	(1,113)	(1,154)	(1,306)

	(11,387)	(5,593)	(3,903)

Other expenses, net	(53)	(115)	(154)

	$11,236	$7,597	$8,981

c.	Net earnings per share: The following table sets forth the computation of basic and diluted net earnings per share:

1.	Numerator:

	Year ended December 31,
	2008	2009	2010

Net income available to Ordinary shareholders	$39,107	$42,756	$48,707

2.	Denominator (in thousands):

	Year ended December 31,
	2008	2009	2010

Denominator for basic net earnings per share -
Weighted average number of shares	60,429	61,395	62,652
Effect of dilutive securities:
Add - Employee stock options and RSU	1,038	1,095	1,480

Denominator for diluted net earnings per share - adjusted weighted average shares	61,467	62,490	64,132

Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events
Subsequent Events
NOTE 17:-        SUBSEQUENT EVENTS

On February 15, 2011, the board of directors of the Company authorized a program to repurchase up to  $100,000 of the Company's issued and outstanding ordinary shares and ADRs. Repurchases may be made from time to time in the open market or in privately negotiated transactions and will be in accordance with applicable securities laws and regulations. The timing and amount of the repurchase transactions will be determined by management and may depend on a variety of factors, including market conditions, alternative investment opportunities and other considerations.  The program does not obligate the Company to acquire any particular amount of ordinary shares and ADRs and the program may be modified or discontinued at any time without prior notice.

On March 4, 2011, the Company completed the acquisition of CyberTech International ("CyberTech"), a global provider of compliance recording solutions and value-added applications. The Company acquired CyberTech for total cash consideration of approximately  $60,000. Management expects that the addition of CyberTech solutions to the NICE portfolio will broaden the Company's offering for financial institutions, strengthen  commitments to the small and medium size business sector, and add to the Company's public safety solutions. Management also expects that it will also enhance the Company's positioning in EMEA and provide a product set that meets the needs of emerging markets, by offering a solution that accommodates large scale implementations with entry-level requirements.